29. Financial income (expenses), net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses		R$ (1,637)	R$ (1,224)	R$ (1,095)
Total financial income		909	353	193
Financial results, net		(728)	(871)	(902)
Cost of debt [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses		(387)	(337)	(327)
Cost of the discounting receivables [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses		(58)	(101)	(114)
Monetary restatement loss [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses		(265)	(151)	(89)
Interest on lease liabilities [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses		(729)	(528)	(494)
Other finance expenses [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial expenses		(198)	(107)	(71)
Income from short term instruments [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial income		152	111	23
Monetary restatement gain [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial income	[1]	749	234	162
Other financial income [member]
FinancialIncomeExpensesNetLineItems [Line Items]
Total financial income		R$ 8	R$ 8	R$ 8

[1]	On October 29, 2020, the lawsuit had an unappeasable decision in favor of the Company, granting a tax credit in the amount of R$ 1,609, net of the provisions for portions considered unrealizable being R$613 in the financial result.